Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge International Growth Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.06% for Class A shares.

II.
The following supplements the information contained in the Summary Prospectus and Prospectus of ClearBridge Small Cap Fund to add Class A shares to the manager’s agreement to waive fees and/or reimburse certain operating expenses:

The manager has also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.07% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of QS International Equity Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.28% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and Prospectus or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
QS International Equity Fund	January 29, 2021

Legg Mason Global Asset Management Trust | ClearBridge International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge International Growth Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.06% for Class A shares.

II.
The following supplements the information contained in the Summary Prospectus and Prospectus of ClearBridge Small Cap Fund to add Class A shares to the manager’s agreement to waive fees and/or reimburse certain operating expenses:

The manager has also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.07% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of QS International Equity Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.28% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and Prospectus or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
QS International Equity Fund	January 29, 2021

Legg Mason Global Asset Management Trust | ClearBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge International Growth Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.06% for Class A shares.

II.
The following supplements the information contained in the Summary Prospectus and Prospectus of ClearBridge Small Cap Fund to add Class A shares to the manager’s agreement to waive fees and/or reimburse certain operating expenses:

The manager has also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.07% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of QS International Equity Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.28% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and Prospectus or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
QS International Equity Fund	January 29, 2021

Legg Mason Global Asset Management Trust | QS International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge International Growth Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.06% for Class A shares.

II.
The following supplements the information contained in the Summary Prospectus and Prospectus of ClearBridge Small Cap Fund to add Class A shares to the manager’s agreement to waive fees and/or reimburse certain operating expenses:

The manager has also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.07% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of QS International Equity Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.28% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and Prospectus or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
QS International Equity Fund	January 29, 2021